WARRANT INSTRUMENTS AND DIVIDEND PREFERENCE SHARES (warrants exercised) (Details) - 12 months ended Dec. 31, 2023 ₫ in Millions	VND (₫) shares	$ / shares
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	11,508,986
Value of warrants exercised | ₫	₫ 1,497,471
Warrants Exercise, September 11 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	8,952,668
Exercised warrant's fair value | $ / shares		$ 5.22
Value of warrants exercised | ₫	₫ 1,132,105
Warrants Exercise, September 12 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	1,548,597
Exercised warrant's fair value | $ / shares		5.79
Value of warrants exercised | ₫	₫ 217,524
Warrants Exercise, September 13 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	301,203
Exercised warrant's fair value | $ / shares		5.725
Value of warrants exercised | ₫	₫ 41,937
Warrants Exercise, September 14 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	79,164
Exercised warrant's fair value | $ / shares		5.49
Value of warrants exercised | ₫	₫ 10,598
Warrants Exercise, September 15 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	243,403
Exercised warrant's fair value | $ / shares		6.05
Value of warrants exercised | ₫	₫ 35,968
Warrants Exercise, September 18 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	32,246
Exercised warrant's fair value | $ / shares		5.83
Value of warrants exercised | ₫	₫ 4,611
Warrants Exercise, September 19 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	306,104
Exercised warrant's fair value | $ / shares		6.4
Value of warrants exercised | ₫	₫ 48,085
Warrants Exercise, September 20 2023
Class of Warrant or Right [Line Items]
Number of warrants exercised | shares	45,601
Exercised warrant's fair value | $ / shares		$ 5.95
Value of warrants exercised | ₫	₫ 6,643